[LOGO]                                    MONY LIFE INSURANCE COMPANY
                                          MONY LIFE INSURANCE COMPANY OF AMERICA
                                          1290 Avenue of the Americas
                                          New York NY 10104


                                          DODIE KENT
                                          Vice President and Counsel
                                          212-314-3970
                                          Fax: 212-707-7947


September 9, 2004


Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:   MONY Variable Account L (the "Registrant")
           Registration Nos. 333-104156 and 811-06215; 333-40554 and 811-06215;
           333-72590 and 811-06215; 333-72594 and 811-06215; 333-71417 and
           811-06215; 333-71617 and 811-06215; 333-01581 and 811-06215; and
           033-37719 and 811-06215 (MONY Variable Universal Life - 2003; Corporate Sponsored VUL - NY; MONY Variable Universal Life - 2002; MONY Survivorship Variable Universal Life; MONY Custom Equity Master; MONY Custom Estate Master; The MONYEquity Master; and The Strategist; respectively.)

Commissioners:

MONY Life Insurance Company ("MONY"), on behalf of the Registrant, has sent to contract owners semi-annual reports for the period ended June 30, 2004 for the following mutual funds in which the Registrant invests:

o   AIM VARIABLE INSURANCE FUNDS
    -  AIM V.I. Basic Value Fund
    -  AIM V.I. Mid Cap Core Equity Fund
    -  INVESCO VIF - Financial Services Fund
    -  INVESCO VIF - Health Sciences Fund
    -  INVESCO VIF - Technology Fund

o   THE ALGER AMERICAN FUND
    -  Alger American Balanced Portfolio
    -  Alger American MidCap Growth Portfolio

o   DREYFUS INVESTMENT PORTFOLIOS
    -  Small Cap Stock Index Portfolio

o   THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

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o   DREYFUS STOCK INDEX FUND, INC.

o   DREYFUS VARIABLE INVESTMENT FUND
    -  Appreciation Portfolio
    -  International Value Portfolio

o   ENTERPRISE ACCUMULATION TRUST
    -  Capital Appreciation Portfolio
    -  Deep Value Portfolio
    -  Equity Portfolio
    -  Equity Income Portfolio
    -  Global Socially Responsive Portfolio
    -  Growth Portfolio
    -  Growth and Income Portfolio
    -  High-Yield Bond Portfolio
    -  International Growth Portfolio
    -  Managed Portfolio
    -  Mergers and Acquisitions Portfolio
    -  Multi-Cap Growth Portfolio
    -  Short Duration Bond Portfolio
    -  Small Company Growth Portfolio
    -  Small Company Value Portfolio
    -  Total Return Portfolio

o   MONY SERIES FUND
    -  Diversified Portfolio
    -  Equity Growth Portfolio
    -  Equity Income Portfolio
    -  Government Securities Portfolio
    -  Intermediate Term Bond Portfolio
    -  Long Term Bond Portfolio
    -  Money Market Portfolio

o   FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
    -  Asset Manager Portfolio
    -  Contrafund(R) Portfolio
    -  Growth Portfolio
    -  Growth and Income Portfolio
    -  Growth Opportunities Portfolio

o   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    -  Franklin Income Securities Fund
    -  Franklin Rising Dividends Securities Fund
    -  Franklin Zero Coupon Fund 2010

o   JANUS ASPEN SERIES
    -  Balanced Portfolio
    -  Capital Appreciation Portfolio
    -  Flexible Income Porfolio
    -  International Growth Portfolio
    -  Mid Cap Growth Portfolio
    -  Worldwide Growth Portfolio

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    -  Mid Cap Value Portfolio

o   LORD ABBETT SERIES FUND
    -  Lord Abbett Bond-Debenture Portfolio
    -  Lord Abbett Growth and Income Portfolio
    -  Lord Abbett Mid-Cap Value Portfolio

o   MFS VARIABLE INSURANCE TRUST
    -  MFS Mid Cap Growth Series
    -  MFS New Discovery Series
    -  MFS Total Return Series
    -  MFS Utilities Series

o   OPPENHEIMER VARIABLE ACCOUNT FUNDS
    -  Oppenheimer Global Securities Fund/VA
    -  Oppenheimer Main Street Fund/VA

o   PBHG INSURANCE SERIES FUND
    -  PBHG Mid-Cap Portfolio
    -  PBHG Select Value Portfolio

o   PIMCO VARIABLE INSURANCE TRUST
    -  Global Bond Portfolio (Unhedged)
    -  Real Return Portfolio
    -  StocksPLUS Growth & Income Portfolio

o   T. ROWE PRICE EQUITY SERIES, INC.
    -  Equity Income Portfolio
    -  Mid-Cap Growth Portfolio
    -  Personal Strategy Balanced Portfolio

o   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    -  Core Plus Fixed Income Portfolio
    -  Emerging Markets Debt Portfolio
    -  Emerging Markets Equity Portfolio
    -  Equity Growth Portfolio
    -  Global Value Equity Portfolio
    -  U.S. Real Estate Portfolio
    -  Value Portfolio

o   VANGUARD VARIABLE INSURANCE FUND
    -   Balanced Portfolio
    -   Capital Growth Portfolio
    -   Diversified Value Portfolio
    -   Equity Income Portfolio
    -   Equity Index Portfolio
    -   Growth Portfolio
    -   High Yield Bond Portfolio
    -   International Portfolio
    -   Mid-Cap Index Portfolio
    -   Money Market Portfolio
    -   REIT Index Portfolio

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    -   Short-Term Corporate Portfolio
    -   Small Company Growth Portfolio
    -   Total Bond Market Index Portfolio
    -   Total Stock Market Index Portfolio

Some of the funds listed above may not be available under every contract offered by the Registrant.

MONY understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at 212-314-3970.

Very truly yours,


/S/ DODIE KENT
--------------
Dodie Kent